Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 273	$ 398
Short term investments	14,500	2,500
Receivables and other current assets	1,139	242
TOTAL CURRENT ASSETS	15,912	3,140
NON-CURRENT ASSETS
Property, plant and equipment	42	49
Exploration and evaluation assets	55,110	50,494
Reclamation of deposit	14	14
TOTAL NON-CURRENT ASSETS	55,166	50,557
TOTAL ASSETS	71,078	53,697
CURRENT LIABILITIES
Trade payables and accrued liabilities	2,420	969
TOTAL CURRENT LIABILITIES	2,420	969
TOTAL LIABILITIES	2,420	969
EQUITY
Reserve	7,899	5,089
Deficit	(28,034)	(26,550)
TOTAL SHAREHOLDERS' EQUITY	68,658	52,728
TOTAL LIABILITIES AND EQUITY	71,078	53,697
Preferred Stock [Member]
EQUITY
Share capital	591	591
Share Capital [Member]
EQUITY
Share capital	$ 88,202	$ 73,598